Non-controlling interests - NCI impact 2022 (Details) - ZAR (R) R in Millions					12 Months Ended
	Apr. 25, 2023	Apr. 24, 2023	Oct. 03, 2022	Jul. 29, 2022	Dec. 31, 2023	Dec. 31, 2022
Keliber
Disclosure of subsidiaries [line items]
Reattribution of equity					R (596)
Increase (decrease) in equity					R 1,097
Proportion of ownership interests held by non-controlling interests					1.00%
Put option discount					10.00%
Effective proportion of ownership interest in subsidiary					79.82%	85.90%
Keliber | Finnish Mineral Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%	14.00%
Keliber | Minority shareholders
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					0.79%
Accumulated (loss)/profit | Keliber
Disclosure of subsidiaries [line items]
Increase (decrease) in equity					R 463
Equity attributable to owners of Sibanye-Stillwater | Keliber
Disclosure of subsidiaries [line items]
Increase (decrease) in equity					397
Foreign currency translation reserve | Keliber
Disclosure of subsidiaries [line items]
Increase (decrease) in equity					(66)
Non- controlling interests | Keliber
Disclosure of subsidiaries [line items]
Increase (decrease) in equity					R 700
Keliber
Disclosure of subsidiaries [line items]
Cash transferred			R (3,363)	R (2,476)
Cash attributed to NCI				1,238
Reattribution of equity			1,530	349
Increase (decrease) in equity			(1,833)	(889)		R (3,452)
Net effect due to foreign currency translation, share subscription costs and put options						R (106)
Put option discount						10.00%
Effective proportion of ownership interest in subsidiary						85.90%
Keliber | Minority shareholders
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests						1.00%
Keliber | Accumulated (loss)/profit
Disclosure of subsidiaries [line items]
Increase (decrease) in equity			R (1,833)	R (889)
Keliber | Equity attributable to owners of Sibanye-Stillwater
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						R (2,766)
Keliber | Foreign currency translation reserve
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						62
Keliber | Non- controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						R (686)